July 21, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Disciplined Global Equity Fund
Wells Fargo Advantage Emerging Markets Equity Fund II
Wells Fargo Advantage Global Opportunities Fund
Wells Fargo Advantage Intrinsic World Equity Fund
Wells Fargo Advantage International Equity Fund
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage Health Care Fund
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Utility and Telecommunications Fund ( each the "Fund", collectively the “Funds”)

Post-Effective Amendment No. 169 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, (i) the form of the Funds’ prospectuses and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from those contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 169 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 16, 2010.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle